Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents		$ 10,669,134	$ 4,161,818
Restricted cash			1,000,000
Accounts receivable, net		3,102,393	2,349,374
Investment in marketable debt securities		2,220	2,275
Inventories		3,066,276	4,449,132
Notes receivable		103,522	143,112
Prepaid expenses and other current assets, net		2,027,376	627,090
Tax recoverable			938,979
Total current assets		18,975,555	14,281,045
Property, plant and equipment, net		3,224,673	2,424,572
Right-of-use assets – Operating lease		983,097	85,221
Deposit		178,786	11,252
Deferred tax assets		92,026	91,971
Total non-current assets		4,478,582	2,613,016
TOTAL ASSETS		23,454,137	16,894,061
Current liabilities:
Bank loans – current		685,016	655,492
Operating lease liabilities – current		153,579
Accounts payable		1,964,406	1,359,470
Accruals and other current liabilities		679,227	760,992
Dividend payables			400,455
Contract liabilities		427,110	360,475
Income taxes payable		423,693
Total current liabilities		7,087,560	5,339,163
Non-current liabilities
Bank loans – non-current		706,811	1,381,750
Operating lease liabilities – non-current		593,749
Total non-current liabilities		1,322,177	1,381,750
TOTAL LIABILITIES		8,409,737	6,720,913
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$0.000375 par value each; 136,000,000 shares authorized; 3,140,000 and 3,761,701 shares issued and outstanding, respectively	[1]	1,410	1,178
Additional Paid-in Capital		6,193,646	4,297,632
Accumulated other comprehensive income/(loss)		(23,364)
Non-controlling interests		405,122
Retained earnings		8,467,586	5,874,338
Total shareholders’ equity		15,044,400	10,173,148
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		23,454,137	16,894,061
Related Party
Current assets:
Accounts receivable, net – related parties			33,924
Due from related parties		4,634	575,341
Current liabilities:
Operating lease liabilities – current – related parties		251,567	88,139
Accounts payable – related parties		2,302,962	1,149,429
Loans from related parties		200,000
Due to related parties			564,711
Non-current liabilities
Operating lease liabilities – non-current – related parties		$ 21,617

[1]	Retroactively adjusted for the effects of the Reverse Stock Split (see Note 1).